Note 21 Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ (828)	€ (923)	€ (1,022)
Liabilities included in disposal groups classified as held for sale		0	0	0
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(847)	(943)	(1,070)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	(618)	(1,026)	(1,063)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(55)	(43)	(40)
Liabilities included in disposal groups classified as held for sale		0	0	0
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	(46)	(84)	(93)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	€ (645)	€ (1,005)	€ (1,057)

[1]	(1) The variation in 2024 is mainly due to sales of properties by the companies Tree Investments Inmobiliarias, SOCIMI, SA and Banco Bilbao Vizcaya Argentaria, S.A
[2]	(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".